Supplementary cash flow information - Non-cash investing and financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Of Cash Flows [Line Items]
Interest on loan to non-controlling interest	$ 203
Share-based payments, capitalized to mineral property interests	2,507	$ 3,622
Change in current liabilities relating to mineral property expenditures	(14,277)	(6,759)
Foreign exchange gains (losses)	4,065	(1,012)
Interest expense, capitalized to mineral property interests	0	20,052
Shares issued for purchase of non-controlling interest	0	(2,000)
Fekola Equipment Loan Facility
Statement Of Cash Flows [Line Items]
Foreign exchange gains (losses)	3,312	(4,776)
Fekola SA
Statement Of Cash Flows [Line Items]
Non-controlling interest sold in exchange for loan receivable (Note 8)	47,000	0
Kronk
Statement Of Cash Flows [Line Items]
Restricted cash and cash equivalents	1,000
Deficit
Statement Of Cash Flows [Line Items]
Interest on loan to non-controlling interest	$ 1,352	$ 0